UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	5/31/2012

Item 1.	Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of May 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS
Air Freight & Logistics — 0.7%
885,182	Expeditors International of Washington, Inc.	$ 33,858,212

Automobiles — 0.7%
658,395	Harley-Davidson, Inc.	31,721,471

Beverages — 0.5%
345,385	Monster Beverage Corp.*	25,074,951

Biotechnology — 3.1%
503,689	Alexion Pharmaceuticals, Inc.*(a)	45,619,113
1,081,192	BioMarin Pharmaceutical, Inc.*(a)	38,533,683
1,046,654	Vertex Pharmaceuticals, Inc.*(a)	62,841,106

		146,993,902

Capital Markets — 1.4%
1,752,747	Eaton Vance Corp.(a)	42,661,862
1,373,217	TD Ameritrade Holding Corp.(a)	23,564,404

		66,226,266

Chemicals — 4.8%
504,316	Airgas, Inc.	43,779,672
788,977	Albemarle Corp.(a)	47,890,904
1,253,461	Ecolab, Inc.(a)	79,231,270
1,129,520	FMC Corp.	57,571,634

		228,473,480

Commercial Banks — 0.8%
1,303,020	First Republic Bank*	40,914,828

Commercial Services & Supplies — 0.6%
1,045,880	Iron Mountain, Inc.(a)	29,650,698

Communications Equipment — 2.4%
268,012	F5 Networks, Inc.*	27,733,882
1,934,213	Finisar Corp.*(a)	27,755,956
2,674,961	Juniper Networks, Inc.*	46,009,329
986,117	Riverbed Technology, Inc.*	16,172,319

		117,671,486

Computers & Peripherals — 0.8%
1,216,100	NetApp, Inc.*(a)	36,191,136

Electrical Equipment — 3.5%
1,620,126	AMETEK, Inc.	82,156,589
868,150	Roper Industries, Inc.	87,874,143

		170,030,732

Electronic Equipment & Instruments — 1.2%
1,060,615	Amphenol Corp. (Class A Stock)(a)	56,414,112

Energy Equipment & Services — 1.9%
1,220,910	Cameron International Corp.*	55,783,378
1,187,862	Rowan Cos. PLC*	35,635,860

		91,419,238

Food & Staples Retailing — 0.9%
98,492	Fresh Market, Inc. (The)*	5,724,355
450,524	Whole Foods Market, Inc.	39,920,932

		45,645,287

Food Products — 1.8%
309,361	JM Smucker Co. (The)	23,684,678
761,472	Mead Johnson Nutrition Co.	61,481,249

		85,165,927

Healthcare Equipment & Supplies — 2.4%
301,005	Gen-Probe, Inc.*(a)	24,354,314
2,261,263	Hologic, Inc.*	37,898,768
348,155	IDEXX Laboratories, Inc.*(a)	29,537,470
602,624	Neogen Corp.*	23,466,179

		115,256,731

Healthcare Providers & Services — 5.5%
952,126	DaVita, Inc.*	77,360,238
1,090,450	Henry Schein, Inc.*	81,031,339
597,915	Laboratory Corp. of America Holdings*(a)	49,794,361
1,470,787	Universal Health Services, Inc. (Class B Stock)	56,992,996

		265,178,934

Hotels, Restaurants & Leisure — 4.6%
1,024,722	Darden Restaurants, Inc.(a)	53,008,869
325,965	Panera Bread Co. (Class A Stock)*	47,900,557
662,223	Starwood Hotels & Resorts Worldwide, Inc.	34,998,485
1,608,643	Tim Hortons, Inc.	85,740,672

		221,648,583

Household Products — 1.5%
1,319,818	Church & Dwight Co., Inc.(a)	70,267,110

Insurance — 1.0%
1,233,391	WR Berkley Corp.(a)	47,263,543

Internet Software & Services — 3.2%
1,094,257	Rackspace Hosting, Inc.*(a)	54,132,894
2,544,060	VeriSign, Inc.*(a)	97,259,414

		151,392,308

IT Services — 3.2%
568,908	Alliance Data Systems Corp.*(a)	71,682,408
1,197,206	Gartner, Inc.*(a)	48,702,340
502,525	Teradata Corp.*	33,407,862

		153,792,610

Life Sciences Tools & Services — 2.1%
1,382,683	Agilent Technologies, Inc.	56,219,891
532,458	Waters Corp.*	42,479,499

		98,699,390

Machinery — 4.2%
1,425,476	Colfax Corp.*	40,383,735
1,816,799	IDEX Corp.	72,181,424
684,910	Pall Corp.	38,122,091
1,923,641	Xylem, Inc.	48,725,826

		199,413,076

Metals & Mining — 1.7%
1,961,786	Eldorado Gold Corp.	21,638,500
1,004,454	Reliance Steel & Aluminum Co.	47,420,273
538,453	Silver Wheaton Corp.	13,719,782

		82,778,555

Multiline Retail — 3.4%
1,100,215	Dollar Tree, Inc.*	113,520,184
1,059,631	Nordstrom, Inc.	50,194,720

		163,714,904

Oil, Gas & Consumable Fuels — 6.2%
1,305,694	Cobalt International Energy, Inc.*(a)	29,573,969
591,596	Concho Resources, Inc.*	51,906,633
4,248,660	Denbury Resources, Inc.*	64,239,739
2,054,518	HollyFrontier Corp.	60,567,191
653,365	Noble Energy, Inc.	55,183,208
1,317,671	Southwestern Energy Co.*(a)	36,934,318

		298,405,058

Personal Products — 1.2%
1,302,609	Herbalife Ltd.	58,343,857

Pharmaceuticals — 2.8%
614,742	Perrigo Co.(a)	63,865,547
1,457,958	Valeant Pharmaceuticals International, Inc.*(a)	70,944,236

		134,809,783

Professional Services — 2.5%
731,453	IHS, Inc. (Class A Stock)*(a)	72,406,532
1,707,461	Robert Half International, Inc.	48,526,042

		120,932,574

Real Estate Investment Trusts — 1.8%
5,202,540	Annaly Capital Management, Inc.(a)	86,466,215

Road & Rail — 1.2%
550,697	JB Hunt Transport Services, Inc.	31,461,320
366,926	Kansas City Southern	24,209,777

		55,671,097

Semiconductors & Semiconductor Equipment — 4.3%
1,095,540	Altera Corp.	36,601,991
995,971	Broadcom Corp. (Class A Stock)	32,219,662
2,251,175	Maxim Integrated Products, Inc.	56,639,563
893,774	Skyworks Solutions, Inc.*	24,006,770
1,800,275	Xilinx, Inc.	57,554,792

		207,022,778

Software — 4.3%
4,198,735	Activision Blizzard, Inc.(a)	49,293,149
866,480	Check Point Software Technologies Ltd.*(a)	44,398,435
1,134,180	Intuit, Inc.	63,774,941
939,483	Red Hat, Inc.*	48,270,637
12,800	Splunk, Inc.*(a)	416,768

		206,153,930

Specialty Retail — 6.6%
913,705	Bed Bath & Beyond, Inc.*(a)	66,015,186
627,990	Limited Brands, Inc.	27,857,636
738,429	O’Reilly Automotive, Inc.*	70,734,114
1,628,699	Ross Stores, Inc.	102,982,638
196,986	Ulta Salon Cosmetics & Fragrance, Inc.	17,604,639
1,125,753	Urban Outfitters, Inc.*(a)	31,487,312

		316,681,525

Textiles, Apparel & Luxury Goods — 2.1%
263,229	Fossil, Inc.*	19,257,834
1,009,677	PVH Corp.	81,783,837

		101,041,671

Wireless Telecommunication Services — 4.9%
2,552,178	Crown Castle International Corp.*(a)	139,348,919
3,605,083	NII Holdings, Inc.*(a)	41,530,556
1,045,501	SBA Communications Corp. (Class A Stock)*(a)	54,313,777

		235,193,252

	TOTAL LONG-TERM INVESTMENTS (cost $3,843,863,481)	4,595,579,210

SHORT-TERM INVESTMENT — 19.3%
Affiliated Money Market Mutual Fund
923,855,950	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $923,855,950; includes $697,496,773 of cash collateral received for securities on loan)(b)(c)	923,855,950

	TOTAL INVESTMENTS — 115.1% (cost $4,767,719,431)(d)	5,519,435,160
	LIABILITIES IN EXCESS OF OTHER ASSETS — (15.1%)	(724,916,368)

	NET ASSETS — 100.0%	$4,794,518,792

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $674,029,910; cash collateral of $697,496,773 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$4,795,880,230	$880,800,178	$(157,245,248)	$723,554,930

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and other tax adjustments as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curve, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,595,579,210	$—	$—
Affiliated Money Market Mutual Fund	923,855,950	—	—

Total	$5,519,435,160	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Fund invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 23, 2012

*	Print the name and title of each signing officer under his or her signature.